Lease Liabilities - Schedule of Undiscounted Maturity Analysis of Lease Liabilities (Details) - ZAR (R) R in Thousands	Feb. 28, 2026	Feb. 28, 2025
Schedule of Undiscounted Maturity Analysis of Lease Liabilities [Line Items]
Lease payments	R 326,407	R 217,990
Finance charges	(38,542)	(13,294)
Present value of lease payments	287,865	204,696
Within 1 year [Member]
Schedule of Undiscounted Maturity Analysis of Lease Liabilities [Line Items]
Lease payments	141,305	84,398
Finance charges	(12,017)	(6,953)
Present value of lease payments	129,288	77,445
2-4 years [Member]
Schedule of Undiscounted Maturity Analysis of Lease Liabilities [Line Items]
Lease payments	183,839	132,804
Finance charges	(26,171)	(6,330)
Present value of lease payments	157,668	126,474
Over 4 years [Member]
Schedule of Undiscounted Maturity Analysis of Lease Liabilities [Line Items]
Lease payments	1,263	788
Finance charges	(354)	(11)
Present value of lease payments	R 909	R 777